dividends per share (Details) - CAD										12 Months Ended
	Feb. 07, 2018	Dec. 11, 2017	Sep. 08, 2017	Jun. 09, 2017	Mar. 10, 2017	Dec. 09, 2016	Sep. 09, 2016	Jun. 10, 2016	Mar. 11, 2016	Dec. 31, 2017	Dec. 31, 2016
Dividends per share
Dividends per share	CAD 0.5050	CAD 0.5050	CAD 0.4925	CAD 0.4925	CAD 0.4800	CAD 0.48	CAD 0.46	CAD 0.46	CAD 0.44	CAD 1.9700	CAD 1.84
Dividends Declared		CAD 299,000,000	CAD 292,000,000	CAD 293,000,000	CAD 283,000,000	CAD 284,000,000	CAD 272,000,000	CAD 274,000,000	CAD 261,000,000	CAD 1,167,000,000	CAD 1,091,000,000
Dividend Reinvestment and Share Purchase Plan
Dividends per share
Purchase plan discount										0.00%	0.00%
Dividend reinvestment in Common Shares										CAD 58,000,000	CAD 59,000,000
Minimum optional cash payments and purchase of TELUS common shares at market price per transaction										100
Maximum annual optional cash payments and purchase of TELUS common shares at market price										CAD 20,000
Dividend Reinvestment and Share Purchase Plan | Maximum
Dividends per share
Purchase plan discount										5.00%